Real Estate and Other Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2015
Other Real Estate [Abstract]
Real Estate and Other Assets Acquired in Settlement of Loans
(3)	Real Estate and Other Assets Acquired in Settlement of Loans

(in thousands)	2015	2014
Commercial	$1,445	$0
Real estate construction - residential	0	23
Real estate construction - commercial	12,380	9,831
Real estate mortgage - residential	477	417
Real estate mortgage - commercial	4,923	4,831
Repossessed assets	0	38
Total	$19,225	$15,140
Less valuation allowance for other real estate owned	(3,233)	(3,255)
Total other real estate owned and foreclosed assets	$15,992	$11,885

Changes in the net carrying amount of other real estate owned and repossessed assets for the years ended December 31, 2013 2014, and 2015, respectively, were as follows:

Balance at December 31, 2013	$19,542
Additions	1,975
Proceeds from sales	(4,560)
Charge-offs against the valuation allowance for other real estate owned	(2,005)
Net gain on sales	188
Balance at December 31, 2014	$15,140
Additions	5,804
Proceeds from sales	(1,836)
Charge-offs against the valuation allowance for other real estate owned, net	(39)
Net gain on sales	156
Total other real estate owned and repossessed assets	$19,225
Less valuation allowance for other real estate owned	(3,233)
Balance at December 31, 2015	$15,992

During the years ended December 31, 2015 and 2014, net charge-offs against the allowance for loan losses at the time of foreclosure were approximately $995,000 and $335,000, respectively. At December 31, 2015 $390,000 of consumer mortgage loans secured by residential real estate properties were in the process of foreclosure compared to $209,000 at December 31, 2014.

Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2015, 2014 and 2013, respectively, is summarized as follows:

(in thousands)	2015	2014	2013
Balance, beginning of year	$3,255	$4,675	$6,137
Provision for other real estate owned	17	585	3,367
Charge-offs	(39)	(2,005)	(4,829)
Balance, end of year	$3,233	$3,255	$4,675